Schedule of Net Loss Per Share (Details) - Evergreen Corporation [Member] - USD ($)	3 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Nov. 30, 2024	Nov. 30, 2023
Common Class A [Member]
Numerator: net income allocable to Class B ordinary shares	$ 50,121	$ 613,861	$ 1,222,140	$ 2,885,807
Denominator: weighted average number of ordinary shares, basic	4,303,127	8,028,170	6,425,607	10,532,255
Denominator: weighted average number of ordinary shares, diluted	4,303,127	8,028,170	6,425,607	10,532,255
Basic net income per ordinary share	$ 0.01	$ 0.08	$ 0.19	$ 0.27
Diluted net income per ordinary share	$ 0.01	$ 0.08	$ 0.19	$ 0.27
Common Class B [Member]
Numerator: net income allocable to Class B ordinary shares	$ 33,487	$ 219,832	$ 546,821	$ 787,741
Denominator: weighted average number of ordinary shares, basic	2,875,000	2,875,000	2,875,000	2,875,000
Denominator: weighted average number of ordinary shares, diluted	2,875,000	2,875,000	2,875,000	2,875,000
Basic net income per ordinary share	$ 0.01	$ 0.08	$ 0.19	$ 0.27
Diluted net income per ordinary share	$ 0.01	$ 0.08	$ 0.19	$ 0.27